Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	12.52
Maximum Aggregate Offering Price	$ 224,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,984.12
Offering Note	(1) The Registrant is relying on Rule 457(c) under the Securities Act of 1933 ("Securities Act") to calculate the registration fee. The Maximum Aggregate Offering Price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the shares of common stock ("Common Shares") on October 24, 2025, as reported on the New York Stock Exchange. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. (2) Maximum Aggregate Offering Price is estimated at $225,360,000. See note (1) above. Amounts shown under "Maximum Aggregate Offering Price" and "Amount of Registration Fee" reflect $153.10 previously paid to register $1,000,000 of Common Shares, plus $30,984.12 to register the additional $224,360,000 of Common Shares registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 153.10
Offering Note	(4) The Registrant previously paid $153.10 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-289104) with the Securities and Exchange Commission on July 30, 2025.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	(3) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.